Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

12. Cash and cash equivalents

	2023	2022
	€	€
Cash and cash equivalents	391,231,637	161,837,429
	391,231,637	161,837,429

The Cash and cash equivalents consist of bank balances and are not subject to any restriction. Of the cash on hand, €65,567 relates to guarantees.